Summary of Significant Accounting Policies (Details Narrative)								3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 22, 2025 USD ($)	Jul. 14, 2025 USD ($) shares	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 18, 2022 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) Segment shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment shares	Dec. 31, 2023 USD ($) shares	Jul. 28, 2025 USD ($) shares	Jun. 29, 2025 USD ($) shares	Aug. 18, 2024 USD ($) shares	Jul. 11, 2023 USD ($) shares	Jun. 29, 2023 USD ($) shares
Number of operating segment | Segment											1		1
Advertising cost											$ 29,100	$ 18,300	$ 126,200	$ 20,400
Deferred debt issuance cost													0	110,800
Debt discount													0	42,700
Notes payable current						$ 3,000,000.0							506,000.0
Deferred transaction cost								$ 1,871,000			1,871,000		1,865,000	181,000.0
Research and development expense											489,000	555,000	732,000	604,000
Cash													499,800
Net cash used in operating activities											488,000	2,510,000	2,201,000.0	2,474,000
Accumulated deficit								39,430,000			39,430,000		34,217,000	18,834,000
Gross revenue										$ 700,000,000.0			1,070,000,000.00
Non convertible debt											1,000,000,000.0		1,000,000,000.0
Cash and cash equivalents								$ 106,000			106,000		$ 500,000	$ 266,000
Market value of non-affiliate-held common stock											$ 707,000
Effective income tax rate													(0.20%)	(0.16%)
Unrecognized tax benefits													$ 22,000.0	$ 22,000.0
First One Month [Member]
Delay fees					$ 35,000.0
Second One Month [Member]
Delay fees				$ 50,000.0
Each Subsequent One Month [Member]
Delay fees			$ 70,000.0
Common Class A [Member]
Aggregate value | shares								901,955,000			901,955,000		1,372,687,000
CSLM Acquisition Corp [Member]
Net cash used in operating activities											$ 240,767	(1,353,855)	$ (1,267,939)	(2,610,229)
Accumulated deficit								$ 32,882,355			32,882,355		10,698,403	8,318,211
Cash								$ 9,284			$ 9,284		$ 83,227	138,283
Gross proceeds							$ 191,647,500
Aggregate value | shares								901,955			901,955		1,372,687
Remeasurement of temporary equity to redemption value								$ 209,827	$ 610,118		$ 728,929	2,399,140	$ 2,672,507	6,695,220
Effective income tax rate											50.00%		50.00%
Unrecognized tax benefits								0			$ 0		$ 0	0
Unrecognized tax benefits and penalties								0			0		0	$ 0
Other receivable							$ 25,000	$ 505,000			505,000		505,000
Provision for other credit losses											505,000		505,000
CSLM Acquisition Corp [Member] | First One Month [Member]
Delay fees											35,000		35,000
CSLM Acquisition Corp [Member] | Second One Month [Member]
Delay fees											50,000		50,000
CSLM Acquisition Corp [Member] | Each Subsequent One Month [Member]
Delay fees											$ 70,000		$ 70,000
CSLM Acquisition Corp [Member] | Common Class A [Member]
Market value of non-affiliate-held common stock		$ 15,000
Aggregate value | shares		371,545						901,955			901,955		1,372,687	4,772,187	99,187	14,202,813	3,399,500	14,202,813	14,202,813
Aggregate value of redemption		$ 4,492,794													$ 1,222,631	$ 149,486,187	$ 38,596,223	$ 149,486,187	$ 149,486,187
Common Stock [Member]
Market value of non-affiliate-held common stock						$ 200,000,000					$ 0	$ 700,000,000
Subsequent Event [Member]
Gross revenue	$ 1,070,000,000.00
Cash	8,800,000
Subsequent Event [Member] | CSLM Acquisition Corp [Member]
Market value of non-affiliate-held common stock	19,214,201
Subsequent Event [Member] | Common Stock [Member] | CSLM Acquisition Corp [Member]
Market value of non-affiliate-held common stock	200,000,000
Fusemachines Pubco [Member]
Cash and cash equivalents	9,400,000
Cash	$ 14,000,000.0
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customers [Member]
Concentration risk, percentage											57.90%		61.60%	61.60%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration risk, percentage													46.20%	46.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Concentration risk, percentage											43.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
Concentration risk, percentage													23.18%	23.18%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Concentration risk, percentage												21.60%	23.00%	23.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Supplier [Member]
Concentration risk, percentage														10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Supplier [Member]
Concentration risk, percentage											47.20%			61.43%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Supplier [Member]
Concentration risk, percentage												57.05%		33.24%